Financial Instruments - Summary of Fair Value and Carrying Value of Assets and Liabilities Measured on Recurring and Non-recurring Basis (Detail) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Time-charter swap agreement (1)	$ 1,554	$ 0
Stock purchase warrant	717	5,164
Vessel held for sale (note 13)	13,151	0
Advances to equity accounted investments	11,480	13,980
Long-term debt, including current portion	(966,651)	(1,164,605)
Time-charter Swap [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Time-charter swap agreement (1)	1,554
Stock Purchase Warrant [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Stock purchase warrant	717	5,164
Carrying Amount Asset / (Liability) [Member] | Equity Accounted Investments [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Advances to equity accounted investments	11,480	13,980
Carrying Amount Asset / (Liability) [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, including current portion	(966,651)	(1,164,605)
Carrying Amount Asset / (Liability) [Member] | Fair Value Measurements, Recurring [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	60,237	97,287
Carrying Amount Asset / (Liability) [Member] | Fair Value Measurements, Recurring [Member] | Level 2 [Member] | Interest Rate Swap [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements	(4,624)	(10,538)
Carrying Amount Asset / (Liability) [Member] | Fair Value Measurements, Recurring [Member] | Level 3 [Member] | Time-charter Swap [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Time-charter swap agreement (1)	1,554	0
Carrying Amount Asset / (Liability) [Member] | Fair Value Measurements, Recurring [Member] | Level 3 [Member] | Stock Purchase Warrant [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Stock purchase warrant	717	5,164
Carrying Amount Asset / (Liability) [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Vessel held for sale (note 13)	13,151	0
Fair Value Asset / (Liability) [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, including current portion	(955,596)	(1,140,135)
Fair Value Asset / (Liability) [Member] | Fair Value Measurements, Recurring [Member] | Level 1 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Cash and cash equivalents	60,237	97,287
Fair Value Asset / (Liability) [Member] | Fair Value Measurements, Recurring [Member] | Level 2 [Member] | Interest Rate Swap [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Interest rate swap agreements	(4,624)	(10,538)
Fair Value Asset / (Liability) [Member] | Fair Value Measurements, Recurring [Member] | Level 3 [Member] | Time-charter Swap [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Time-charter swap agreement (1)	1,554	0
Fair Value Asset / (Liability) [Member] | Fair Value Measurements, Recurring [Member] | Level 3 [Member] | Stock Purchase Warrant [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Stock purchase warrant	717	5,164
Fair Value Asset / (Liability) [Member] | Fair Value, Measurements, Nonrecurring [Member] | Level 2 [Member]
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Vessel held for sale (note 13)	$ 13,151	$ 0